Edgar Lomax Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Beverage and Tobacco Product Manufacturing - 3.7%
Altria Group, Inc.	3,850	$154,462
Coca-Cola Co.	53,200	3,164,868
		3,319,330

Broadcasting (except Internet) - 0.9%
Comcast Corp. - Class A	17,000	791,180

Building Material and Garden Equipment - 1.8%
Home Depot, Inc.	900	317,664
Lowe's Cos., Inc.	6,200	1,319,608
		1,637,272

Chemical Manufacturing - 11.5%
AbbVie, Inc.	3,900	641,160
Amgen, Inc.	8,650	2,718,349
Bristol-Myers Squibb Co.	11,950	583,997
Dow, Inc.	46,200	2,476,320
Gilead Sciences, Inc.	7,600	594,776
Pfizer, Inc.	88,052	2,384,448
Procter & Gamble Co.	6,550	1,029,267
		10,428,317

Computer and Electronic Product Manufacturing - 13.9%
Cisco Systems, Inc.	68,350	3,429,803
Danaher Corp.	4,200	1,007,622
International Business Machines Corp.	21,800	4,003,788
Medtronic PLC	19,100	1,672,014
Qualcomm, Inc.	6,600	980,166
Texas Instruments, Inc.	9,200	1,473,104
		12,566,497

Couriers and Messengers - 5.3%
FedEx Corp.	17,700	4,270,833
United Parcel Service, Inc. - Class B	3,900	553,410
		4,824,243

Credit Intermediation and Related Activities - 10.9%
American Express Co.	7,450	1,495,513
Bank of New York Mellon Corp.	38,400	2,129,664
Capital One Financial Corp.	5,700	771,324
Citigroup, Inc.	38,850	2,182,204
JPMorgan Chase & Co.	7,900	1,377,444
U.S. Bancorp	14,100	585,714
Wells Fargo & Co.	28,200	1,415,076
		9,956,939

Food Manufacturing - 2.9%
Kraft Heinz Co.	42,550	1,579,881
Mondelez International, Inc. - Class A	13,300	1,001,091
		2,580,972

General Merchandise Stores - 1.8%
Target Corp.	4,300	598,044
Walmart, Inc.	6,100	1,008,025
		1,606,069

Health and Personal Care Retailers - 6.4%
CVS Health Corp.	56,000	4,164,720
Walgreens Boots Alliance, Inc.	73,600	1,661,152
		5,825,872

Insurance Carriers and Related Activities - 2.1%
American International Group, Inc.	4,750	330,172
MetLife, Inc.	9,200	637,744
UnitedHealth Group, Inc.	1,800	921,132
		1,889,048

Machinery Manufacturing - 2.4%
Caterpillar, Inc.	4,700	1,411,457
General Electric Co.	5,900	781,278
		2,192,735

Miscellaneous Manufacturing - 2.7%
3M Co.	5,600	528,360
Johnson & Johnson	12,250	1,946,525
		2,474,885

Petroleum and Coal Products Manufacturing - 7.1%
Chevron Corp.	22,150	3,265,574
Exxon Mobil Corp.	31,000	3,187,110
		6,452,684

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.2%
Goldman Sachs Group, Inc.	5,150	1,977,652
Morgan Stanley	10,000	872,400
		2,850,052

Support Activities for Mining - 1.4%
ConocoPhillips	11,500	1,286,505

Telecommunications - 5.8%
AT&T, Inc.	36,450	644,800
Verizon Communications, Inc.	108,650	4,601,328
		5,246,128

Transportation Equipment Manufacturing - 5.5%
Ford Motor Co.	164,050	1,922,666
General Dynamics Corp.	7,450	1,974,176
RTX Corp.	11,450	1,043,324
		4,940,166

Utilities - 5.6%
Duke Energy Corp.	9,200	881,636
Exelon Corp.	70,100	2,440,181
NextEra Energy, Inc.	14,600	855,998
Southern Co.	12,700	882,904
		5,060,719
TOTAL COMMON STOCKS (Cost $83,879,436)		85,929,613

REAL ESTATE INVESTMENT TRUST - 2.1%
Real Estate - 2.1%
Simon Property Group, Inc.	14,000	1,940,540
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,822,137)		1,940,540

MONEY MARKET FUND - 2.9%
Money Market Fund - 2.9%
Invesco STIT-Treasury Portfolio - Institutional Class, 5.24%(a)	2,624,125	2,624,125
TOTAL MONEY MARKET FUND (Cost $2,624,125)		2,624,125

TOTAL INVESTMENTS - 99.9% (Cost $88,325,698)		90,494,278
Other Assets in Excess of Liabilities - 0.1%		131,824
TOTAL NET ASSETS - 100.0%		$90,626,102

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of January 31, 2024.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Edgar Lomax Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$85,929,613	$–	$–	$85,929,613
Real Estate Investment Trust	1,940,540	–	–	1,940,540
Market Fund	2,624,125	–	–	2,624,125
Total Investments	$90,494,278	$–	$–	$90,494,278

Refer to the Schedule of Investments for industry classifications.